Future Minimum Lease Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	$ 992	$ 1,123
No later than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	331	344
Later than 1 year and no later than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	602	727
Later than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	$ 59	$ 52